Intangible assets and goodwill - Summary of Goodwill and Trademarks (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	$ 50,448
Effect of foreign currency exchange rate differences	(2,681)
Goodwill and trademarks, ending balance	47,767
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	48,061
Effect of foreign currency exchange rate differences	(2,554)
Goodwill and trademarks, ending balance	45,507
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	2,387
Effect of foreign currency exchange rate differences	(127)
Goodwill and trademarks, ending balance	$ 2,260